Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents

23. Cash and cash equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2024	2023
Short-term deposits	40,000	170,000
Cash at bank and on hand	58,923	79,299
Total	98,923	249,299

Short-term deposits are time deposits and structured deposits, with maturities of 1 to 3 months. The expected change in value is assessed as insignificant since the amount received cannot be less than the amount deposited.